Property and Equipment, Estimated Useful Lives (Detail)	12 Months Ended
Dec. 31, 2017
Minimum | Buildings and improvements
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	10 years
Minimum | Furniture and equipment
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	5 years
Maximum | Buildings and improvements
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	40 years
Maximum | Furniture and equipment
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	12 years